Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net income (loss) attributable to equity shareholders of the Company	$ 885	$ (265)	$ 1,020
Basic weighted average ordinary shares outstanding (in shares)	555	553	552
Effect of potentially dilutive shares from employee equity plans (in shares)	3	0	4
Diluted weighted average ordinary shares outstanding (in shares)	558	553	556
Total basic and diluted earnings (loss) per share attributable to equity shareholders, Basic (in USD per share)	$ 1.59	$ (0.48)	$ 1.85
Total basic and diluted earnings (loss) per share attributable to equity shareholders, Diluted (in USD per share)	$ 1.59	$ (0.48)	$ 1.83